Securities (Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 1,249
Available for Sale, Amortized Cost, Due after one year through five years	20,595
Available for Sale, Amortized Cost, Due after five years through ten years	23,277
Available for Sale, Amortized Cost, Due after ten years	43,240
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	88,361
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	67,032
Available for Sale, Amortized Cost, Total	155,393
Available for Sale, Fair Value, Due in one year or less	1,275
Available for Sale, Fair Value, Due after one year through five years	20,537
Available for Sale, Fair Value, Due after five years through ten years	23,161
Available for Sale, Fair Value, Due after ten years	44,820
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	89,793
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	66,204
Available for Sale, Fair Value, Total	$ 155,997